Financial Assets and Liabilities - Summary of Analysis of Gains (Losses) on Derivative Financial Instruments (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Gain Losses On Derivative Financial Instruments [Abstract]
Gains (losses) on derivative financial instruments (Note 4)	₱ (233)	₱ 1,135	₱ 724
Hedge costs	(51)	(49)	(191)
Net gains (losses) on derivative financial instruments (Notes 4 and 5)	₱ (284)	₱ 1,086	₱ 533